Loans and liquidity investments - Outstanding loans as per business area (Details) - SEK (kr) kr in Millions	Dec. 31, 2025	Dec. 31, 2024
Loans and liquidity investments [Line Items]
Total lending portfolio	kr 262,712	kr 283,408
Concessionary loans outstanding	0	64
of which the CIRR-system
Loans and liquidity investments [Line Items]
Total lending portfolio	85,643	101,657
Lending to Swedish exporters
Loans and liquidity investments [Line Items]
Total lending portfolio	134,090	133,580
Lending to Swedish exporters | of which the CIRR-system
Loans and liquidity investments [Line Items]
Total lending portfolio	0	0
Lending to exporters’ customers
Loans and liquidity investments [Line Items]
Total lending portfolio	128,623	149,828
Lending to exporters’ customers | of which the CIRR-system
Loans and liquidity investments [Line Items]
Total lending portfolio	kr 85,643	kr 101,657